Other Expenses (Details) - Schedule of Other Expenses	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Schedule of Other Expenses [Abstract]
Loss on disposal of plant and equipment				RM 1
Others	5	1		60
Other expenses, total	RM 5	$ 1		RM 61